Document and Entity Information	12 Months Ended
Apr. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	AMERICAN SOFTWARE, INC
Entity Central Index Key	0000713425